ROBERTSON STEPHENS MUTUAL FUNDS
The MicroCap Growth Fund
Annual Report
December 31, 1997

[GRAPHIC]

MICROCAP GROWTH

THE MICROCAP GROWTH FUND ANNUAL REPORT

January 30, 1998

Fellow Shareholder:

First I want to thank you for being a shareholder in the Robertson Stephens Funds. All of us here appreciate your support.

As you probably already know, 1997 was an outstanding year for most categories of equity investing with the notable exception of stocks of Asian companies.
The year also brought very high market volatility especially in shares of smaller companies, but investors who stayed the course were well rewarded. Yet as I review the timing and level of redemptions out of our fund complex and other fund complexes, I am acutely aware that many investors do not stay the course, and instead sell during market declines worrying that the market will go even lower. An important study done in 1997 by an independent consulting group (DALBAR, Inc.) studying mutual fund investors from 1984-1996 concluded that the average investor in equity mutual funds had given up between 1/3 to 2/3 of available returns by selling at the wrong times and reinvesting after the market
had significantly recovered.   This slippage in performance is very significant
and obviously needs to be avoided. Developing a financial plan and sticking to it are the centerpieces for achieving expected returns.

We have put some free tools in place for your convenience to help an investor stay the course or just stay up to date with fund activity. First, the portfolio managers of each fund regularly update a recorded message. These "hotline" messages are accessible for current investors through our toll free number (1-800-766-3863) and our Web site (www.rsim.com) and are updated especially during times of significant market volatility. Additionally, we also conduct monthly conference calls with our portfolio managers and provide detailed quarterly summaries on each of our equity mutual funds, all of which can also be accessed on our Web site.

Over the past few years we have introduced several funds that have the objective of global investing. In 1998 we plan to introduce a new fund - a broadly diversified large-cap international fund that is designed to be a core holding. This fund will seek to outperform the benchmark indexes through the application of an investment discipline based on Economic Value Added (EVA). This methodology focuses on studying the level of incremental returns on capital that
companies can earn with their free cash flow.   Though we have successfully used
EVA analysis for years in some of our funds, this is a little used methodology in the mutual fund industry. We believe this methodology sets us apart and that our technological advances help to give our portfolio managers an edge in picking winning stocks. We are quite enthusiastic about this future fund offering.

At Robertson Stephens Funds we continually work on making our investment process better to pursue the goal of outstanding risk adjusted rates of return. One of the areas we focused on in 1997 and will continue to focus on in the future is the use of technologies that help us become better investors. In that regard we added several new exciting technology tools in 1997. As very significant shareholders of our own funds we look forward to seeking excellent returns with you in 1998 and beyond. We believe in the old adage of "Eating your own cooking."

If you have any questions or suggestions please drop me a note or send me an E-mail message.

Again, thank you for your support.


/s/ Randy Hecht
G. RANDY HECHT
President
Robertson Stephens Funds
randy_hecht@rsco.com


Information contained herein relating to the new international fund is subject to completion or amendment. A registration statement relating to the fund's securities has been filed with the Securities and Exchange Commission. The fund's securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This letter shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of the fund's securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state. A prospectus regarding the new fund is available from BancAmerica Robertson Stephens; an investor should read that prospectus carefully before investing.

                                              ROBERTSON STEPHENS MUTUAL FUNDS

THE MICROCAP GROWTH FUND

FUND HIGHLIGHTS

ACQUISITION
BankAmerica Corporation's acquisition of Robertson, Stephens & Company became effective October 1, 1997. The investment management activity for both organizations has been placed under the leadership of Randy Hecht, President of Robertson Stephens Investment Management (RSIM) since 1989. We believe this is a strong commitment to honor the unique culture which remains at the heart of RSIM's success, and we look forward to the ability to expand our global capabilities and resources as a result of this partnership.

CO-PORTFOLIO MANAGER
Effective January 2, 1998, Rainerio Reyes, an analyst for the Robertson Stephens MicroCap Growth Fund since its inception, was named co-portfolio manager of the Fund and now manages with Dave Evans.

FUND PHILOSOPHY
The Robertson Stephens MicroCap Growth Fund invests in a diversified portfolio of equity securities of companies with market capitalizations of $250 million or less. We seek micro-cap companies that we believe have the potential for long-term capital appreciation based on superior or niche products or services, operating characteristics, management, or other factors.

CONTENTS

Fund Highlights  1
Report to Shareholders  2
Fund Performance - Class A Shares  6
Portfolio Summary  7
Fund Performance - Class C Shares  8
Schedule of Investments  9
Statement of Assets and Liabilities  13
Statement of Operations  14
Statement of Changes in Net Assets  15
Financial Highlights - Class A Shares  16
Financial Highlights - Class C Shares  17
Notes to Financial Statements  18
Report of Independent Consultants  24
Administration  24

THE MICROCAP GROWTH FUND ANNUAL REPORT

[PHOTO]

FUND MANAGER
DAVID J. EVANS
PORTFOLIO MANAGER
The Robertson Stephens MicroCap Growth Fund


DEAR SHAREHOLDER:

For the fourth quarter of 1997, The Robertson Stephens MicroCap Growth Fund (Class A) returned -10.26%, compared to -8.20% for the Russell 2000 Growth Index. For the one-year period ended December 31, 1997, the Fund gained 30.45%, compared to 12.95% for the Russell 2000 Growth Index. The Fund's Class C shares had a return of -11.62% for the fourth quarter and 15.83% since their inception on June 18, 1997.

Fourth quarter results were strongly influenced by the financial turmoil in Southeast Asia. While the Asian crisis had a ripple effect on the business of a handful of the Fund's companies, the sell-off in many micro-cap stocks had little to do with fundamentals. At year-end, there were signs that investors were regaining the ability to distinguish between real and imagined risks among micro-cap companies.

PERFORMANCE COMMENTARY
While December produced a modest decline, the quarter closed on an up note,
securing a strong result for the Fund's first full year of operation.   Our
emphasis on diversification continued to have a positive impact on performance. Winners during the fourth quarter were drawn equally from technology,


                                     "WE REMAIN CONVINCED ABOUT THE FUNDAMENTAL

                                                 ROBERTSON STEPHENS MUTUAL FUNDS



health care and products/services. Conversely, technology produced a disproportionate share of losers. It is worth noting that company-specific issues were outweighed by sector or market considerations as the root cause of our technology underperformance. Concerns over Asian financial issues and "guilt by association" with larger cap shortfalls weighed heavily on some of our holdings.

The Fund concluded the year with just under 23% in cash and cash equivalents. This cash position makes no statement regarding the long-term attractiveness of the micro-cap sector or our ability to uncover compelling investment opportunities within it. Rather, it reflects substantial cash flows toward year-end and our desire to be opportunistic in putting these funds to work. Cash remains a residual in our investment process and the daily "snapshot" of our cash position may fluctuate.

MARKET COMMENTARY AND OUTLOOK
A look back at 1997 helps us make the case for long-term investment in the micro-cap sector. Total return for the full year was excellent with strong performance from late April through early October, overwhelming more difficult periods in the first and fourth quarters. The inefficiencies of the micro-cap market, one of its principal investment attractions, make it impossible to time.

We remain convinced of the fundamental long-term attractiveness of the micro-cap sector. The turmoil in Asia and concerns over the technology sector caused some investors to lose focus during the fourth quarter. The "flight to liquidity" tended to boost the prices of many of the larger capitalization companies which we believe may have difficulty sustaining above-average revenue growth in 1998. Large multinational companies are more likely to be affected by currency issues and weakness in Asian economies than the typical micro-cap stock. Our expectation for slow to moderate economic growth will also pressure companies whose earnings have been boosted by share repurchases, down-sizing and other margin improvement techniques. We believe our portfolio companies are well positioned to prosper in this environment. In addition, the trend toward lower interest rates leaves the door open for possible multiple expansion. Focus on these issues helped to propel the U.S. market during the summer of 1997, and we expect that may happen again in 1998



LONG-TERM ATTRACTIVENESS OF THE MICRO-CAP SECTOR."

THE MICROCAP GROWTH FUND ANNUAL REPORT


"WHILE DECEMBER PRODUCED A MODEST DECLINE, THE QUARTER CLOSED ON AN UP NOTE, SECURING A STRONG RESULT FOR THE FUND'S FIRST FULL YEAR OF OPERATION."

THE PORTFOLIO
The Fund's investments are concentrated in the most rapidly growing sectors of the U. S. economy, yet each company is selected based on its individual merits. Thus the search for companies with unique competitive advantages sometimes yields growth situations in otherwise slow growing industries. Our belief that disciplined research produces underfollowed, under-owned and undervalued companies is typified by the following holdings.

-- U.S. HOME & GARDEN INC. is a leading manufacturer and marketer of lawn and garden products distributed through well-known retailers, including Home Depot, Lowe's, Kmart and Wal-Mart. Multiple brand names such as Weedblock (weed preventative landscape fabrics), Jobe's (fertilizer products) and Emerald Edge (decorative landscape edging) are enabling USHG to gain shelf space and market share. Acquisitions of additional lines in this fragmented, but consolidating, industry could boost the growth rate from 20% to 30%.



[PHOTO]

INVESTMENT MANAGEMENT

G. RANDY HECHT
President
Robertson Stephens
Funds
randy_hecht@rsco.com


INVESTMENT TEAM

RESEARCH
Rainerio Reyes

TRADING
Maureen Basney

                                                 ROBERTSON STEPHENS MUTUAL FUNDS


-- NET.B@NK, INC. is a "bank without branches", providing consumers with secure, convenient and cost-effective banking services via the Internet. Without the overhead expense of branch offices and attendant personnel, NTBK can offer higher interest on deposits and lower costs on loans and other financial services. Electronic bill payment from any PC with a secure browser is but one of the attractions of seven-day-a-week, 24-hour-a-day banking.

-- ENAMELON, INC. is expected to produce rapid growth within a mature consumer product category- toothpaste. Enamelon (also the brand name) is the first toothpaste that prevents cavities before they start by preventing plaque acids from destroying tooth enamel and/or rebuilding enamel that has already been destroyed. Results in six test markets during the second half of 1997 have surpassed expectations, and national rollout is scheduled for first quarter 1998.

We believe that this sampling from the MicroCap Growth Fund portfolio reflects the innovation and creativity that is driving current economic growth. Our diversified portfolio provides the individual investor with access to this least efficient sector of the market.

As we conclude our first full year of operation, we would like to thank those who have been investing along with us and add a special welcome to new investors
who joined us in the fourth quarter.   The opportunities in micro-cap investing
are substantial, and we encourage your ongoing search for undiscovered growth.


Sincerely,


/s/ DAVID J. EVANS

DAVID J. EVANS
Portfolio Manager
January 5, 1998

TO HEAR MY ONGOING THOUGHTS ON THE FUND, CALL OUR
PORTFOLIO MANAGER HOTLINE AT 1-800-766-3863.

THE MICROCAP GROWTH FUND ANNUAL REPORT


FUND PERFORMANCE - CLASS A SHARES

Results of a hypothetical $10,000 investment in The Robertson Stephens MicroCap Growth Fund, the S&P 500 Index(1), and the Russell 2000 Growth Index(2)
IF INVESTED ON AUGUST 15, 1996(3)


[GRAPH]



CUMULATIVE TOTAL RETURNS

                                                                             MICROCAP             S&P 500        RUSSELL 2000
FOR THE PERIOD ENDED 12/31/97                                             GROWTH FUND               INDEX(1)     GROWTH INDEX(2)
--------------------------------------------------------------------------------------------------------------------------------
Since inception (8/15/96)(3)                                                   43.50%              50.38%              22.23%
--------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS


                                                                             MICROCAP               S&P 500         RUSSELL 2000
FOR THE PERIOD ENDED 12/31/97                                             GROWTH FUND                 INDEX(1)      GROWTH INDEX(2)
-----------------------------------------------------------------------------------------------------------------------------------
One year                                                                       30.45%              33.34%              12.95%
-----------------------------------------------------------------------------------------------------------------------------------
Since inception (8/15/96)(3)                                                   29.96%              34.46%              15.68%
-----------------------------------------------------------------------------------------------------------------------------------



(1) The Standard & Poor's Composite Index of 500 Stocks ("S&P 500 Index") is a widely recognized, unmanaged index of market activity based on the aggregate performance of a selected portfolio of publicly traded stocks. It is widely recognized as representative of the stock market in general. Investment results assume the reinvestment of dividends paid on the stocks comprising the index. You cannot invest in an index itself.

(2) The Russell 2000 Growth Index is a market capitalization-weighted index composed of 2,000 U.S. companies with market capitalizations ranging from $40 million to $450 million and greater-than-average growth rates. Investment results assume the reinvestment of dividends paid on the stocks constituting the index. You cannot invest in an index itself.

(3)  Date that the Fund's Class A shares were first issued to the public.

     Investors should realize that all performance data presented is based upon past performance during limited periods of time, and past performance is no guarantee of future performance. Investors should also realize that both investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The correlation of performance between an unmanaged index and this Fund is not usually exact.

     International investing can involve greater currency fluctuations and less political and economic stability. Investing in smaller companies can involve more volatility, less liquidity, and less publicly available information. Short selling is the sale of a borrowed security, and the price of the security can increase between the date the security is sold and the date when the fund must replace it. Options and futures may not be perfectly correlated to the underlying index or security.

                                              ROBERTSON STEPHENS MUTUAL FUNDS

PORTFOLIO SUMMARY

AS OF DECEMBER 31, 1997

[GRAPH]

Top Ten Holdings

1.
YOUTH SERVICES INTERNATIONAL, INC. (2.14%)
Operates 17 residential juvenile justice programs in nine states. The Company currently serves approximately 2,000 youths.

2.
APPLE ORTHODONTIX, INC., CLASS A (2.01%)
Provides practice management services to orthodontic practices in the United States and Canada. The company offers a full range of services designed to facilitate the delivery of orthodontic treatment to consumers.

3.
MOLECULAR DEVICES CORPORATION (2.00%)
Designs, develops, manufactures, and markets bioanalytical measurement systems, including software and consumables.

4.
MEDQUIST, INC. (1.96%)
Provides electronic transcription and document management services to the health care industry.

5.
XCELLENET, INC. (1.93%)
Develops remote access utility software products. The company's
'Remoteware' products provide advanced system management capabilities, including administration and control of corporate intranets.

6.
CORNELL CORRECTIONS, INC. (1.86%)
Provides privatized correctional, detention and prerelease services in the United States. The Company provides integrated development, design, construction and operation of facilities.

7.
QUADRAMED CORPORATION. (1.81%)
Develops, markets, and sells a suite of financial management, decision support and electronic data interchange software products and services.

8.
RENT-WAY, INC. (1.74%)
Operates 108 rent-to-own stores in the United States, offering such products as televisions, stereos, and furniture.

9.
CN BIOSCIENCES, INC. (1.65%)
Develops, produces, markets, and
distributes products used in disease-related life sciences research.

10.
SUPERIOR CONSULTANT HOLDINGS CORPORATION (1.55%)
A health care consulting firm. The company provides a wide range of information technology consulting and strategic and operations management consulting services.

THE MICROCAP GROWTH FUND ANNUAL REPORT

FUND PERFORMANCE - CLASS C SHARES

Results of a hypothetical $10,000 investment in The Robertson Stephens MicroCap Growth Fund, the S&P 500 Index(1), and the Russell 2000 Growth Index(2)

IF INVESTED ON JUNE 18, 1997(3)

[GRAPH]





CUMULATIVE TOTAL RETURNS

                                                           MICROCAP          MICROCAP             S&P 500        RUSSELL 2000
FOR THE PERIOD ENDED 12/31/97                           GROWTH FUND       GROWTH FUND(4)            INDEX(1)     GROWTH INDEX(2)
---------------------------------------------------------------------------------------------------------------------------------
Since inception (6/18/97)(3)                               16.83%            15.83%                 10.19%               8.60%
----------------------------------------------------------------------------------------------------------------------------------



(1) The Standard & Poor's Composite Index of 500 Stocks ("S&P 500 Index") is a widely recognized, unmanaged index of market activity based on the aggregate performance of a selected portfolio of publicly traded stocks. It is widely recognized as representative of the stock market in general. Investment results assume the reinvestment of dividends paid on the stocks comprising the index. You cannot invest in an index itself.

(2) The Russell 2000 Growth Index is a market capitalization-weighted index composed of 2,000 U.S. companies with market capitalizations ranging from $40 million to $450 million and greater-than-average growth rates. Investment results assume the reinvestment of dividends paid on the stocks constituting the index. You cannot invest in an index itself.

(3)  Date that the Fund's Class C shares were first issued to the public.

(4) Reflects the 1% contingent deferred sales charge imposed on redemptions within the first year of purchasing shares.

Investors should realize that all performance data presented is based upon past performance during limited periods of time, and past performance is no guarantee of future performance. Investors should also realize that both investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The correlation of performance between an unmanaged index and this Fund is not usually exact.

International investing can involve greater currency fluctuations and less political and economic stability. Investing in smaller companies can involve more volatility, less liquidity, and less publicly available information. Short selling is the sale of a borrowed security, and the price of the security can increase between the date the security is sold and the date when the fund must replace it. Options and futures may not be perfectly correlated to the underlying index or security.

                                              ROBERTSON STEPHENS MUTUAL FUNDS



SCHEDULE OF INVESTMENTS



DECEMBER 31, 1997                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS(1)
-----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.3%
Enzon, Inc.                                                                                       50,000          $   275,000
LifeCell Corporation                                                                              245,000           1,133,125
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,408,125
-----------------------------------------------------------------------------------------------------------------------------
BROADCAST/RADIO/TV - 2.7%
Medialink Worldwide, Inc.                                                                         110,000           1,485,000
Pegasus Communications Corporation                                                                 65,000           1,348,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,833,750
-----------------------------------------------------------------------------------------------------------------------------
CLOTHING-RETAIL - 0.5%
I.C. Isaacs & Company, Inc.                                                                        50,000             506,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      506,250
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 10.6%
Abacus Direct Corporation                                                                          40,000           1,640,000
Computer Learning Centers, Inc.                                                                    20,000           1,225,000
Cornell Corrections, Inc.                                                                          95,000           1,971,250
National Research Corporation                                                                      27,600             182,850
Rent-Way, Inc.                                                                                    100,000           1,850,000
Securacom, Inc.                                                                                   115,000           1,121,250
Vivid Technologies, Inc.                                                                           65,000           1,031,875
Youth Services International, Inc.                                                                145,000           2,274,687
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   11,296,912
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - 1.8%
ECCS, Inc.                                                                                        130,000             845,000
Transact Technologies, Inc.                                                                       100,000           1,112,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,957,500
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 9.1%
Credit Management Solutions, Inc.                                                                 100,000           1,300,000
CyberMedia, Inc.                                                                                   75,000           1,129,688
Kofax Image Products, Inc.                                                                        100,000             556,250
Networks Solutions, Inc., Class A                                                                  50,000             656,250
Peerless Systems Corporation                                                                       40,000             515,000
Pervasive Software, Inc.                                                                          137,000             993,250
QuadraMed Corporation                                                                              70,000           1,925,000
Rogue Wave Software, Inc.                                                                          95,000           1,050,937
Simulation Sciences, Inc.                                                                          30,000             480,000
Summit Design, Inc.                                                                               105,000           1,089,375
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   9,695,750
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 4.7%
Edify Corporation                                                                                  75,000           1,406,250
Excite, Inc.                                                                                       35,000           1,050,000
Vista Information Solutions, Inc.                                                                 130,000             487,500
XcelleNet, Inc.                                                                                   156,400           2,052,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,996,500
-----------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE MICROCAP GROWTH FUND ANNUAL REPORT



DECEMBER 31, 1997                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
CONSULTING SERVICES - 1.6%
Superior Consultant Holdings Corporation                                                          55,000           $1,650,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,650,000
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER & SPECIALTY RETAIL - 8.9%
Chattem, Inc.                                                                                     95,000            1,401,250
Cost Plus, Inc.                                                                                   37,000            1,073,000
Enamelon, Inc.                                                                                   100,000            1,287,500
Hot Topic, Inc.                                                                                   55,000            1,251,250
Krause's Furniture, Inc.                                                                         150,000              450,000
Media Arts Group, Inc.                                                                            70,000            1,050,000
Rocky Shoes & Boots, Inc.                                                                         45,000              686,250
Signature Eyewear, Inc.                                                                           92,000              736,000
Track n' Trail, Inc.                                                                              35,000              310,625
U.S. Home & Garden, Inc.                                                                         300,000            1,237,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    9,483,375
-----------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING SERVICES - 2.7%
Inspire Insurance Solutions, Inc.                                                                  65,000           1,356,875
Transaction Network Services, Inc.                                                                 90,000           1,552,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,909,375
-----------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.4%Brilliant Digital Entertainment, Inc.                                          90,000             421,875
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      421,875
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 2.2%
Net.B@nk, Inc.                                                                                     95,000           1,116,250
Willis Lease Finance Corporation                                                                   70,000           1,225,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,341,250
-----------------------------------------------------------------------------------------------------------------------------
FOOD RETAIL/WHOLESALE - 0.5%
Opta Food Ingredients, Inc.                                                                        90,000             540,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      540,000
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FACILITIES MANAGEMENT - 2.0%
Apple Orthodontix, Inc., Class A                                                                  180,000           2,137,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,137,500
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES - 5.6%
Horizon Health Corporation                                                                         55,000           1,278,750
MedQuist, Inc.                                                                                     60,000           2,085,000
PMR Corporation                                                                                    70,000           1,400,000
Res-Care, Inc.                                                                                     40,000           1,160,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,923,750
-----------------------------------------------------------------------------------------------------------------------------
LODGING - 1.3%
Execustay Corporation                                                                             145,000           1,413,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,413,750
-----------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

                                              ROBERTSON STEPHENS MUTUAL FUNDS




DECEMBER 31, 1997                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 3.4%
CN Biosciences, Inc.                                                                               70,000          $1,750,000
FARO Technologies, Inc.                                                                           120,000           1,395,000
ZEVEX International, Inc.                                                                          50,000             468,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,613,750
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL INSTRUMENTS & DEVICES - 2.7%
Bioanalytical Systems, Inc.                                                                        70,000             533,750
Closure Medical Corporation                                                                        46,000           1,190,250
Photoelectron Corporation                                                                         120,000           1,155,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,879,000
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL SUPPLIES - 2.0%
Molecular Devices Corporation                                                                     100,000           2,125,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,125,000
-----------------------------------------------------------------------------------------------------------------------------
NETWORK SYSTEMS - 1.0%
Performance Technologies, Inc.                                                                     75,000           1,087,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,087,500
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.1%
Medicis Pharmaceutical Corporation, Class A                                                        20,000           1,022,500
Microcide Pharmaceuticals, Inc.                                                                   140,000           1,242,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,265,000
-----------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 3.0%
Garden Fresh Restaurant Corporation                                                                70,000           1,006,250
PJ America, Inc.                                                                                   90,000           1,350,000
Star Buffet, Inc.                                                                                  67,500             776,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   3,132,500
-----------------------------------------------------------------------------------------------------------------------------
RETAIL - 0.6%
New West Eyeworks, Inc.                                                                            78,000             653,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      653,250
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 3.1%
Aseco Corporation                                                                                  80,000             682,500
Cerprobe Corporation                                                                               85,000           1,476,875
QLogic Corporation                                                                                 38,000           1,121,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,280,375
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 0.9%
Party City Corporation                                                                             30,000             967,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      967,500
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.1%
RF Monolithics, Inc.                                                                               80,000             910,000
STAR Telecommunications, Inc.                                                                      40,000           1,285,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,195,000
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 1.4%
IWL Communications, Inc.                                                                          112,000           1,456,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,456,000
-----------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE MICROCAP GROWTH FUND ANNUAL REPORT


DECEMBER 31, 1997                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.5%
Atlantic Coast Airlines, Inc.                                                                      50,000          $1,587,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,587,500
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 79.7% (COST $82,038,219)                                                                       84,758,037
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                      831
U.S. Treasury Bill, due 1/8/98, $5,000,000 par value                                                                4,995,868
Repurchase Agreement
   State Street Bank & Trust Company, 5.30%, dated 12/31/97, due 1/2/98, maturity value $19,000,593 (collateralized by $17,830,000 par value
   U.S. Treasury Note, 7.875%, due 11/15/07)                                                                       18,995,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 22.6%                                                                            23,991,699

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (2.3)%                                                                                    (2,487,754)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                        $106,261,982
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

(1) Non-income producing securities.

The accompanying notes are an integral part of these financial statements.

                                                 ROBERTSON STEPHENS MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES



DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: 82,038,219)                                                                         $ 84,758,037
Cash and cash equivalents                                                                                          23,991,699
Receivable for fund shares subscribed                                                                               2,789,848
Organization cost                                                                                                       4,585
Interest receivable                                                                                                     2,796
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                      111,546,965


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                                   4,504,818
Payable for fund shares redeemed                                                                                      592,273
Payable to adviser                                                                                                     95,071
Accrued expenses                                                                                                       92,821
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                   5,284,983
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                  106,261,982
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                   106,790,928
Accumulated net realized loss from investments                                                                     (3,248,764)
Net unrealized appreciation on investments                                                                          2,719,818
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                 $106,261,982
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

PRICING OF SHARES:
     Net Asset Value, offering, and redemption price per share - Class A Shares                                        $14.35
     (Net assets of $104,857,957 applicable to 7,306,772 shares of beneficial interest outstanding with no par value)
-----------------------------------------------------------------------------------------------------------------------------
     Net Asset Value, offering, and redemption price per share - Class C Shares                                        $14.23
     (Net assets of $1,404,025 applicable to 98,686 shares of beneficial interest outstanding with no par value)(1)
-----------------------------------------------------------------------------------------------------------------------------


(1) Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.    13

THE MICROCAP GROWTH FUND ANNUAL REPORT

STATEMENT OF OPERATIONS



FOR THE YEAR ENDED DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                             $248,909
Dividends                                                                                                               7,050
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                               255,959
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                              530,205
Administrative services fees                                                                                          106,041
Distribution fees - Class A Shares                                                                                    105,123
Custodian fees                                                                                                         99,541
Transfer agent fees                                                                                                    94,958
Professional fees                                                                                                      61,632
Registration and filing fees                                                                                           39,370
Organization expense                                                                                                   22,415
Trustees' fees and expenses                                                                                            22,265
Shareholder reports                                                                                                    18,500
Distribution fees - Class C Shares                                                                                      2,755
Shareholder servicing fees - Class C Shares                                                                               919
Insurance                                                                                                                 204
-----------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                                                                      1,103,928
Less: Expense waiver by adviser                                                                                      (274,052)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                                                   829,876

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                  (573,917)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Net realized loss from investments                                                                                 (3,121,807)
Net change in unrealized appreciation on investments                                                                2,102,641
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS                                                 (1,019,166)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                              $(1,593,083)
-----------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                ROBERTSON STEPHENS MUTUAL FUNDS


STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  FOR THE             FOR THE
                                                                                               YEAR ENDED        PERIOD ENDED
                                                                                        DECEMBER 31, 1997   DECEMBER 31, 1996(1)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                             $(573,917)           $(43,565)
Net realized loss from investments                                                             (3,121,807)           (126,957)
Net change in unrealized appreciation on investments                                            2,102,641             617,177
--------------------------------------------------------------------------------------------------------------------------------
NET (DECREASE)/INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                (1,593,083)            446,655


--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income - Class A Shares                                                                 --                  --
Net investment income - Class C Shares(2)                                                              --                  --
Realized gain on investments - Class A Shares                                                          --                  --
Realized gain on investments - Class C Shares(2)                                                       --                  --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                    --                  --


--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                           98,390,751           9,017,659
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS                                                                   97,797,668           9,464,314
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             9,464,314                  --
End of period                                                                                $106,261,982          $9,464,314
--------------------------------------------------------------------------------------------------------------------------------



(1)  The Fund commenced operations on August 15, 1996.
(2)  Class C shares were first issued on June 18, 1997.

The accompanying notes are an integral part of these financial statements.   15

THE MICROCAP GROWTH FUND ANNUAL REPORT

FINANCIAL HIGHLIGHTS - CLASS A SHARES



                                                                                                  FOR THE            FOR THE
FOR A SHARE OUTSTANDING                                                                        YEAR ENDED       PERIOD ENDED
THROUGHOUT EACH PERIOD:                                                                          12/31/97       12/31/96(1,3)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                      $         11.00     $         10.00
-----------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                 (0.19)              (0.08)
Net realized loss and net change in unrealized
     appreciation on investments                                                                     3.54                1.08
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 3.35                1.00


--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                               --                  --
Distributions from realized gain on investments                                                        --                  --
--------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                    $ 14.35              $11.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                                                     30.45%              10.00%
--------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period (000s)                                                                 $104,858              $9,464
Ratio of Expenses to Average Net Assets                                                              1.95%(2)            3.08%(2)
Ratio of Net Investment Loss to Average Net Assets                                                  (1.35)%(2)          (2.13)%(2)
Portfolio Turnover Rate                                                                                170%                22%
Average Commission Rate Paid(4)                                                                    $0.0601            $0.0600
--------------------------------------------------------------------------------------------------------------------------------


(1)  Class A shares were first issued on August 15, 1996.

(2) If the Fund had paid all of its expenses and there had been no reimbursement from the Adviser for the year ended December 31, 1997, and for the period from August 1, 1996 (Commencement of Operations) to December 31, 1996, total return would have been 30.09% and 9.20%, respectively, the ratio of expenses to average net assets would have been 2.60% and 6.40%, respectively, and the ratio of net investment loss to average net assets would have been (2.00)% and (5.45)%, respectively.

(3) Ratios, except for total return and portfolio turnover rate, have been annualized.

(4) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

     Per-share data with respect to Class A shares for each period has been determined by using the average number of Class A shares outstanding throughout each period. Distributions reflect actual per-share amounts distributed for the period.

The accompanying notes are an integral part of these financial statements.

                                                ROBERTSON STEPHENS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS - CLASS C SHARES



                                                                                                                     FOR THE
FOR A SHARE OUTSTANDING                                                                                         PERIOD ENDED
THROUGHOUT THE PERIOD:                                                                                             12/31/97(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                              $     12.18
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                     (0.15)
Net realized loss and net change in unrealized appreciation on investments                                               2.20
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                     2.05


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                                                 --
Distributions from realized gain on investments                                                                          --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                     $    14.23
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                                                                        16.83%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period (000s)                                                                                  $     1,404
Ratio of Expenses to Average Net Assets                                                                               2.70%(2)
Ratio of Net Investment Loss to Average Net Assets                                                                   (2.20)%2
Portfolio Turnover Rate                                                                                                  170%
Average Commission Rate Paid(3)                                                                                   $    0.0601
-----------------------------------------------------------------------------------------------------------------------------



(1)  Class C shares were first issued on June 18, 1997.

(2) If the Fund had paid all of its expenses and there had been no reimbursement from the Adviser for the period from May 8, 1997 (Commencement of Operations) through December 31, 1997, total return would have been 16.58%, the ratio of expenses to average net assets would have been 3.35%, and the ratio of net investment loss to average net assets would have been (2.85)%.

(3) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principal basis, if any.
     Ratios, except for total return and portfolio turnover rate, have been annualized. Total returns do not include the 1% contingent deferred sales charge.
     Per-share data with respect to Class C shares has been determined by using the average number of Class C shares outstanding throughout the period. Distributions reflect actual per-share amounts distributed for the period.


The accompanying notes are an integral part of these financial statements.

THE MICROCAP GROWTH FUND ANNUAL REPORT

Notes to Financial Statements

The Robertson Stephens MicroCap Growth Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on August 15, 1996. The Trust offers twelve series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, The Robertson Stephens MicroCap Fund and The Robertson Stephens Global Value Fund. The assets for each series are segregated and accounted for separately.

The Trustees have authorized the issuance of two classes of shares of beneficial interest, designated as Class A and C, respectively. The shares of each class represent an interest in the same portfolio of investments of the Fund. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class may bear expenses unique to that class (including, but not limited to, distribution expenses applicable to such class). Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund was liquidated. In addition, The Board of Trustees declares separate distributions on each class of shares. Each class votes as a class only with respect to its own distribution plan or other matters for which a class vote is required by law or determined by the Board of Trustees. Class C shares were first issued by the Fund on June 18, 1997. Class C shares are subject to a 1% contingent deferred sales charge if those shares are redeemed within one year of purchase.

NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. INVESTMENT VALUATIONS:

Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Short-term

                                                 ROBERTSON STEPHENS MUTUAL FUNDS



investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. At December 31, 1997, 100% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At December 31, 1997, no security of the Fund was valued using these guidelines and procedures.

As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries in the health care and technology sectors. Accordingly, the performance of the Fund may be subject to greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.


b. REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c. FEDERAL INCOME TAXES:
The Fund intends to comply with requirements of the Internal Revenue Code, qualifying as a regulated investment company. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax will be made.

d. SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

THE MICROCAP GROWTH FUND ANNUAL REPORT

e. INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date, except certain cash dividends from foreign securities which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued and recorded daily.

f. EXPENSES:
Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot de directly attributed to a specific fund are apportioned between the funds in the Trust.

g. DISTRIBUTIONS TO SHAREHOLDERS:
Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

h. CLASS ALLOCATIONS:
Income, common expenses, and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Transfer agent expenses, distribution/shareholder service fees, and any other class specific expenses, if any, are calculated daily at the class level based on the appropriate daily net assets of each class and the specific expense rate applicable to each class.

i. CAPITAL ACCOUNTS:
Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

j. TEMPORARY BORROWINGS:
The Fund and several affiliated funds share in a $15 million, uncommitted revolving credit and/or overdraft protection facility from the Fund's custodian bank for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the market rates at the time of borrowing. The Fund may borrow up to a maximum of 33 percent of its total assets under the agreement.

                                                 ROBERTSON STEPHENS MUTUAL FUNDS

NOTE 2         CAPITAL SHARES:

a. TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value divided into two classes designated Class A and Class C. Transactions in capital shares for Class A for the year ended December 31, 1997, and for the period from August 15, 1996 (Commencement of Operations), to December 31, 1996, and for Class C for the period from June 18, 1997 (Commencement of Operations), to December 31, 1997, were as follows:




Class A

1/1/97 - 12/31/97                                   SHARES              AMOUNT
-------------------------------------------------------------------------------
SHARES SOLD                                     16,945,199       $ 249,080,025
Shares reinvested                                        -                   -
-------------------------------------------------------------------------------
                                                16,945,199       $ 249,080,025

-------------------------------------------------------------------------------
Shares redeemed                                (10,498,789)       (152,209,425)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Net increase                                     6,446,410       $  96,870,600
-------------------------------------------------------------------------------


8/15/96 - 12/31/96                                  SHARES              AMOUNT
-------------------------------------------------------------------------------
SHARES SOLD                                      1,308,605        $ 13,800,689
Shares reinvested                                        -                   -
-------------------------------------------------------------------------------
                                                 1,308,605        $ 13,800,689

-------------------------------------------------------------------------------
Shares redeemed                                   (448,243)         (4,783,030)

-------------------------------------------------------------------------------
Net increase                                       860,362        $  9,017,659
-------------------------------------------------------------------------------


CLASS C
6/18/97* - 12/31/97                                 SHARES              AMOUNT
-------------------------------------------------------------------------------
SHARES SOLD                                        102,687         $ 1,577,750
Shares reinvested                                        -                   -
-------------------------------------------------------------------------------
                                                   102,687         $ 1,577,750

-------------------------------------------------------------------------------
Shares redeemed                                     (4,001)            (57,599)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Net increase                                        98,686          $1,520,151
-------------------------------------------------------------------------------

*Class C Shares were first issued on June 18, 1997.


NOTE 3    TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually (beginning in 2000) by the Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM, L.P.") an investment advisory fee and an administrative services fee calculated at an annual rate of 1.25% and 0.25%, respectively, of the average daily net assets of the Fund. For the year ended December 31, 1997, the Fund incurred investment advisory fees and administrative fees of $530,205 and $106,041, respectively. RSIM, L.P. has voluntarily agreed to waive any annual operating expenses, excluding the expense differential between Class A and Class C, of the Fund's Class A shares and Class C shares exceeding an annual expense ratio of 1.95%. For the year ended December 31, 1997, for Class A, and for the period from June 18, 1997 (Commencement of Operations) through December 31,

THE MICROCAP GROWTH FUND ANNUAL REPORT

1997, for Class C, RSIM, L.P. voluntarily agreed to waive and reimburse fees of $271,678 and $2,374, respectively.

RSIM may recoup waived or reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. No previous expense waivers or reimbursements of operating expenses were recouped by RSIM from the Fund during the year ended December 31, 1997.

b. COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Trust who are interested persons of the Trust receive no compensation from the Trust. Trustees of the Trust who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $22,265 for the year ended December 31, 1997.

c. DISTRIBUTION FEES:
For the period from January 1, 1997, through September 30, 1997, the Fund entered into agreements with Robertson, Stephens & Company LLC ("RS&Co.") for distribution services with respect to its Class A and Class C shares and adopted Plans of Distribution pursuant to Rule 12b-1 under the 1940 Act, where continuance is reviewed annually by the Fund's Board of Trustees. Under these Plans, RS&Co. was compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's Class A and Class C shares. The distribution fees for Class A and Class C shares are calculated at an annual rate of 0.25% and 0.75%, respectively, based on the average daily net assets attributed to each class of shares, although the Class C Plan contemplates payments at a rate of up to 1% of the Fund's average net assets attributable to Class C shares. For the period from January 1, 1997, through September 30, 1997, for Class A, and for the period from June 18, 1997 (Commencement of Operations) through September 30, 1997, for Class C, the Fund paid distribution fees of $39,142 and $278, respectively, to RS&Co. On October 1, 1997, BankAmerica Corporation ("BAC") became the owner of the entire beneficial interest in RSIM, L.P. (See note 5.a. in Notes to the Financial Statements). As part of that acquisition, BAC also became the owner of the entire beneficial interest in RSIM's affiliate, BancAmerica Robertson Stephens (formerly Robertson Stephens & Company LLC). Pursuant to certain laws and regulations that apply to bank holding companies and their affiliates, a bank holding company-affiliated broker- dealer may not serve as the distributor or principal underwriter of mutual funds. Commencing October 1, 1997, Edgewood Services, Inc., a non-affiliate, has been designated the Fund's new distributor.

d. SHAREHOLDER SERVICING FEE:
The Trust has adopted a Shareholder Servicing Plan for the Class C shares of each fund. Under the Plan, each fund pays fees to BancAmerica Robertson Stephens ("BARS") at an annual rate of up to 0.25% of the Fund's

                                                 ROBERTSON STEPHENS MUTUAL FUNDS

average daily net assets of the Class C shares. The Plan contemplates that financial institutions will enter into shareholder service agreements with BARS to provide administrative support services to their customers who are fund shareholders. In return for providing these support services, a financial institution may receive payments from BARS at a rate not exceeding 0.25% of the average daily net assets of the Class C shares of each fund for which the financial institution is the financial institution of record. For the period from June 18, 1997 (Commencement of Operations), through December 31, 1997, for Class C, the Fund incurred shareholder servicing fees of $919.

e. BROKERAGE COMMISSIONS:
RSIM, L.P. may direct orders for investment transactions to BARS as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of BARS to provide competitive prices and commission rates. All investment transactions in which BARS acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which BARS has been retained by the issuer. For the year ended December 31, 1997, the Fund paid no brokerage commissions to BARS.

NOTE 4    INVESTMENTS:

a. TAX BASIS OF INVESTMENTS:
At December 31, 1997, the cost of investments for federal income tax purposes was $83,519,047. Accumulated net unrealized appreciation on investments was $1,238,990, consisting of gross unrealized appreciation and depreciation of $11,107,320 and $9,868,330, respectively.

b. INVESTMENT PURCHASES AND SALES:
For the year ended December 31, 1997, the cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short and short-term investments) were $141,303,492 and $64,085,395, respectively.

NOTE 5    ACQUISITION:
On October 1, 1997, BankAmerica Corporation completed its acquisition of Robertson, Stephens & Company Group, L.L.C. and Robertson, Stephens & Company, Inc. Pursuant to that acquisition, BankAmerica Corporation became the owner of the entire beneficial interest in RSIM, L.P.

THE MICROCAP GROWTH FUND ANNUAL REPORT

Report of Independent Accountants

To the Board of Trustees and Shareholders of The Robertson Stephens MicroCap Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens MicroCap Growth Fund (the "Fund") at December 31, 1997, and the results of its operations and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997, by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

Price Waterhouse LLP
San Francisco, California
February 7, 1998

ADMINISTRATION

OFFICERS AND TRUSTEES
Andrew P. Pilara, Jr., Trustee
     President

Leonard B. Auerbach, Trustee
     President and Chairman of Auerbach Associates, Inc.

John W. Glynn, Jr., Trustee
     Principal and Chairman of
     Glynn Capital Management

James K. Peterson, Trustee
     Former Director of the IBM Retirement Funds

Terry R. Otton
     Chief Financial Officer

Dana K. Welch
     Secretary

INVESTMENT ADVISER
Robertson, Stephens & Company Investment Management, L.P.
555 California Street, Suite 2600
San Francisco, CA 94104

DISTRIBUTOR
Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

TRANSFER AGENT AND DISBURSING AGENT
State Street Bank & Trust Company
c/o National Financial Data Services
Kansas City, MO
1-800-272-6944

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
San Francisco, CA

LEGAL COUNSEL
Ropes & Gray
Boston, MA

This report is submitted for the information of shareholders of The Robertson Stephens MicroCap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Published February 13, 1998

Design: Broom & Broom, Inc., San Francisco
Photography: Jerry Orabona, Bill Zemanek

                                                 ROBERTSON STEPHENS MUTUAL FUNDS



VALUE

THE PARTNERS FUND
A SMALL-CAP FUND USING A
CASH FLOW VALUE METHODOLOGY
Managed by Andrew Pilara.


GROWTH & INCOME

THE GROWTH & INCOME FUND
SEEKING GROWTH WHILE
ATTEMPTING TO MODERATE RISK
Managed by John Wallace.


GROWTH

THE DIVERSIFIED GROWTH FUND
FOCUSING ON SMALL- AND
MID-CAP COMPANIES
Managed by John Wallace
and John Seabern.

THE EMERGING GROWTH FUND
SEEKING TO INVEST IN AMERICA'S
MOST DYNAMIC, GROWTH-
ORIENTED COMPANIES
Managed by Jim Callinan.

THE INFORMATION AGE FUND-TM-
TARGETING INVESTMENTS IN THE INFORMATION TECHNOLOGY SECTOR
Managed by Ron Elijah
and Rod Berry.

THE MICROCAP GROWTH FUND
FOCUSING ON COMPANIES WITH MARKET CAPS OF LESS THAN $250 MILLION
Managed by Dave Evans
and Rainerio Reyes.

THE VALUE + GROWTH FUND
A GROWTH FUND FOR THE
LONG-TERM INVESTOR
Managed by Ron Elijah.


GLOBAL

THE CONTRARIAN FUND-TM-
A GLOBAL HEDGE FUND
Managed by Paul Stephens.

THE GLOBAL LOW-PRICED STOCK FUND
SEEKING OVERLOOKED AND UNDERVALUED COMPANIES
Managed by Hannah Sullivan.

THE GLOBAL NATURAL RESOURCES FUND
PRIMARILY FOCUSING ON HARD
ASSET COMPANIES
Managed by Andrew Pilara.

THE GLOBAL VALUE FUND
SEEKING UNDERVALUED
INVESTMENTS WORLDWIDE
Managed by Andrew Pilara.

INTERNATIONAL

THE DEVELOPING COUNTRIES FUND
LOOKING FOR GROWING COMPANIES
IN EMERGING MARKETS
Managed by Michael Hoffman.


Please read the prospectus to learn about the Funds' objectives, investment policies, and the special risks associated with The Robertson Stephens Mutual Funds, including international investing, investing in smaller companies, investing in a more limited number of issuers and sectors or a particular sector, short selling, using options and futures, and investing in high-yielding, lower-quality debt securities.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL ENTITY; ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANK OF AMERICA OR ANY OF ITS AFFILIATES; AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ROBERTSON STEPHENS FUNDS
Bringing the Fund Manager to You

555 California Street, Suite 2600
San Francisco, California 94104

FUND NEWS & INFORMATION

ROBERTSON STEPHENS
INVESTOR SERVICES

-- Knowledgeable mutual fund representatives.

-- Automated access to daily net asset values.

-- Portfolio Manager Hotline, 24 hours a day.

1-800-766-3863

ROBERTSON STEPHENS
MUTUAL FUND E-MAIL

FUNDS@RSCO.COM

[GRAPHIC]

ROBERTSON STEPHENS
ON THE WEB

HTTP://WWW.RSIM.COM

ROBERTSON STEPHENS
ACCOUNTLINK

-- Automated account information, 24 hours a day.

1-800-624-8025

FUND LISTINGS
The Fund is listed in THE WALL STREET JOURNAL, USA TODAY, INVESTOR'S BUSINESS DAILY, and most local newspapers as MicCGr under the heading Robertson Stephens. Its computer quotation symbol is RSMGX.

The views expressed in this report were those of the Fund's portfolio manager as of the date specified, and may not reflect the views of the portfolio manager on the date they are first published or at any other time thereafter. RSIM and its affiliates may buy or sell investments at any time for the Fund, their other clients or for their own accounts, and may not necessarily do so in a manner consistent with the views expressed in this report. The prices at which they buy or sell investments may be affected favorably by the contents of this report or the timing of its publication. THE VIEWS EXPRESSED IN THIS REPORT ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.